UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09297

        Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Dividend Advantage Municipal Fund (NAD)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 0.2%

$1,500	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 5.750%, 12/01/20	6/10 at 102.00	A-	$ 1,423,035

	Arizona - 2.6%

15,000	Maricopa County, Arizona, Pollution Control Corporation, Remarketing Pollution Control Revenue	No Opt. Call	BB+	15,479,850
	Bonds, El Paso Electric Company, Series 1994A, 6.375%, 7/01/14 (Mandatory put 8/01/05)

	California - 2.6%

2,605	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 - AMBAC Insured	10/07 at 101.00	AAA	2,703,990

2,475	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-3,	7/06 at 100.00	AA-	2,580,485
	5.375%, 7/01/20

9,375	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2000A,	12/05 at 101.00	AA	9,948,375
	5.875%, 12/01/27

	Colorado - 3.2%

10,250	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	10,714,325
	MBIA Insured

2,950	Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds,	12/13 at 100.00	AAA	3,008,263
	Series 2003A, 5.000%, 12/01/22 - XLCA Insured

1,475	City and County of Denver, Colorado, FHA-Insured Mortgage Loan Multifamily Housing Revenue Bonds,	10/07 at 102.00	AAA	1,506,211
	Boston Lofts Project, Series 1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)

3,205	City and County of Denver, Colorado, Airport Special Facilities Revenue Bonds, Rental Car Projects,	1/09 at 101.00	AAA	3,544,666
	Series 1999A, 6.000%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

	Connecticut - 0.5%

	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer's Resource
	Center of Connecticut Inc., Series 1994A:
290	6.875%, 8/15/04	No Opt. Call	N/R	289,994
2,700	7.125%, 8/15/14	8/04 at 102.00	N/R	2,666,655

	Florida - 3.1%

1,630	Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village Apartments Project,	12/07 at 102.00	AAA	1,703,546
	Series 1997F, 5.800%, 12/01/17 (Alternative Minimum Tax) - AMBAC Insured

13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/04 at 102.00	BBB-	13,988,924
	Indiantown Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

2,405	Venice, Florida, Bon Secours Health System, Revenue Bonds, Series 1996, 5.600%, 8/15/16 - MBIA	8/06 at 102.00	AAA	2,590,810
	Insured

	Georgia - 1.4%

4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2000, 6.000%, 4/01/25	4/10 at 102.00	AA***	4,601,840
	(Pre-refunded to 4/01/10)

3,500	Gainesville, Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast	5/09 at 101.00	AAA	3,613,470
	Georgia Health Services Inc. Project, Series 1999, 5.500%, 5/15/29 - MBIA Insured

	Idaho - 0.4%

710	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	7/09 at 101.00	Aa2	727,736
	1/01/21 (Alternative Minimum Tax)

865	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	1/10 at 100.00	Aa2	911,122
	7/01/22 (Alternative Minimum Tax)

850	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	861,526
	7/01/20 (Alternative Minimum Tax)

	Illinois - 34.5%

3,635	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	12/09 at 102.00	BBB+	3,799,993

22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999,	No Opt. Call	AAA	25,349,415
	5.500%, 1/01/23 - FGIC Insured

7,250	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	No Opt. Call	AAA	7,935,053
	General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 - FGIC Insured

2,300	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 - AMBAC	No Opt. Call	AAA	2,543,248
	Insured

	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
905	5.500%, 12/20/19 (Alternative Minimum Tax)	10/10 at 101.00	AAA	945,173
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/10 at 101.00	AAA	1,228,319
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/10 at 101.00	AAA	1,951,103

4,940	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.125%, 1/01/25 - FGIC	1/06 at 102.00	AAA	4,988,017
	Insured

5,100	Chicago, Illinois, Water Revenue Bonds, Series 1997, 5.250%, 11/01/27 (Pre-refunded to 11/01/07) -	11/07 at 102.00	AAA	5,192,259
	FGIC Insured

1,000	DuPage County Community Unit School District No. 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	1,065,140
	Series 2003B, 5.250%, 11/01/20 - FSA Insured

24,835	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest Project,	9/07 at 102.00	AAA	26,149,765
	Series 1999, 5.625%, 9/01/31 - FSA Insured

3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Round Lake	No Opt. Call	Aaa	2,430,531
	Community Unit School District 116 Project, Series 1999, 0.000%, 1/01/15 - MBIA Insured

2,750	Illinois Educational Facilities Authority, Revenue Bonds, MJH Education Assistance Illinois LLC,	9/09 at 100.00	AAA	2,759,845
	Series 1999D, 5.450%, 9/01/14 (Pre-refunded to 9/01/09) - AMBAC Insured

	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 1997A:
1,600	5.000%, 7/01/24 (Pre-refunded to 7/01/07) - MBIA Insured	7/07 at 101.00	AAA	1,730,800
5,400	5.000%, 7/01/24 - MBIA Insured	7/07 at 101.00	AAA	5,427,810

5,490	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/07 at 102.00	A	5,648,387
	1996B, 5.500%, 2/15/16

17,280	Illinois Health Facilities Authority, Converted Adjustable Rate Revenue Bonds, Highland Park	10/07 at 102.00	AAA	19,433,434
	Hospital, Series 1991A, 6.000%, 10/01/15 (Pre-refunded to 10/01/07) - FGIC Insured

9,920	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	10,787,802
	Series 1985A, 5.500%, 8/01/20

7,245	Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital Project,	1/05 at 100.00	BB+	7,245,942
	Series 1991, 7.375%, 1/01/23

5,000	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties, Illinois,	12/11 at 100.00	AAA	5,468,500
	General Obligation Bonds, Series 2000, 5.500%, 12/01/19 - MBIA Insured

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding
	Bonds, Series 1996A:
9,750	0.000%, 12/15/22 - MBIA Insured	No Opt. Call	AAA	3,758,231
13,000	0.000%, 12/15/23 - MBIA Insured	No Opt. Call	AAA	4,688,060

20,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/09 at 101.00	AAA	21,846,645
	Series 1999A, 5.500%, 12/15/24 - FGIC Insured

	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,
	General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 - FSA Insured	No Opt. Call	AAA	26,182,721
3,500	5.750%, 6/01/23 - FSA Insured	No Opt. Call	AAA	4,015,235

4,500	Will County School District No. 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aaa	2,247,750
	0.000%, 11/01/18 - FSA Insured

	Indiana - 3.8%

8,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	8,276,480
	Group, Series 2000A, 5.500%, 2/15/26 - MBIA Insured

8,755	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Charity Obligated Group,	11/09 at 101.00	AAA	9,838,081
	Series 1999D, 5.500%, 11/15/24 (Pre-refunded to 11/15/09) - MBIA Insured

4,190	Indianapolis, Indiana, Economic Development Revenue Bonds, Park Tudor Foundation Inc., Project,	6/09 at 101.00	Aa3	4,411,106
	Series 1999, 5.700%, 6/01/24

	Iowa - 2.0%

11,135	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College	10/10 at 102.00	N/R	11,805,104
	Project, Series 1999, 7.375%, 10/01/19

	Kansas - 0.6%

3,825	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999, 4.000%, 10/01/18 - FGIC	10/06 at 101.00	AAA	3,682,366
	Insured

	Kentucky - 5.8%

3,030	Hardin County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series	2/10 at 101.00	Aa3	3,348,726
	2000, 5.750%, 2/01/20

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement
	Bonds, Appalachian Regional Healthcare Inc. Project, Series 1997:
1,850	5.850%, 10/01/17	4/08 at 102.00	BB-	1,741,683
5,000	5.875%, 10/01/22	4/08 at 102.00	BB-	4,583,450

	Newport Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Public Parking and
	Plaza Project, Series 2000A:
17,240	8.375%, 1/01/18	7/10 at 104.00	N/R	17,765,820
3,000	8.500%, 1/01/27	7/10 at 104.00	N/R	3,091,410
3,875	8.375%, 1/01/27	7/10 at 104.00	N/R	3,993,188

	Louisiana - 2.1%

2,245	Lafayette, Louisiana, Public Improvement Sales Tax Bonds, Series 2000B, 5.625%, 5/01/25 - FGIC	5/10 at 101.50	AAA	2,402,981
	Insured

1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,916,495
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments Project, Series 2002A, 6.500%,
	6/20/37

9,545	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	8,049,489
	2001B, 5.500%, 5/15/30

	Maryland - 0.9%

5,000	Maryland Community Development Administration, Residential Revenue Bonds, Series 2000G, 5.950%,	9/09 at 100.00	Aa2	5,183,300
	9/01/29 (Alternative Minimum Tax)

	Massachusetts - 1.7%

1,500	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	1,537,545
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

785	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/06 at 102.00	AAA	809,186
	1996A, 5.875%, 9/01/23 (Alternative Minimum Tax) - MBIA Insured

7,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 1997,	7/07 at 102.00	AAA	7,462,980
	5.500%, 7/01/18 (Alternative Minimum Tax) - MBIA Insured

555	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 32, 6.600%,	12/04 at 102.00	AA	567,943
	12/01/26 (Alternative Minimum Tax)

	Michigan - 1.6%

	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
2,565	5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured	7/11 at 100.00	AAA	2,848,638
2,435	5.250%, 7/01/33 - FGIC Insured	7/11 at 100.00	AAA	2,479,390

4,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 1998A, 5.375%,	12/08 at 101.00	AAA	4,252,560
	12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Minnesota - 0.6%

2,250	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds,	4/11 at 101.00	N/R	1,878,120
	Northwest Airlines Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)

1,685	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%, 7/01/31	1/10 at 101.00	AA+	1,738,735
	(Alternative Minimum Tax)

	Missouri - 1.4%

	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series
	2001A:
4,370	5.250%, 6/01/21 - AMBAC Insured	6/11 at 101.00	AAA	4,568,005
3,670	5.250%, 6/01/28 - AMBAC Insured	6/11 at 101.00	AAA	3,737,675

	Montana - 0.5%

1,800	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	1,875,708
	(Alternative Minimum Tax)

1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds, Subordinate	12/09 at 100.00	A2	1,036,320
	Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)

	Nebraska - 0.3%

1,800	Nebraska Higher Education Loan Program Incorporated, Senior Subordinate Bonds, Series 1993A-5A,	No Opt. Call	AAA	1,905,804
	6.200%, 6/01/13 (Alternative Minimum Tax) - MBIA Insured

	Nevada - 0.5%

6,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	No Opt. Call	AAA	2,905,380
	Project, First Tier, Series 2000, 0.000%, 1/01/19 - AMBAC Insured

	New Hampshire - 0.5%

2,745	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Revenue Bonds, Series	7/05 at 102.00	Aa2	2,763,501
	1995D, 6.550%, 7/01/26 (Alternative Minimum Tax)

	New Jersey - 7.8%

3,150	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	3,302,397
	6.000%, 6/01/13 (Alternative Minimum Tax) - MBIA Insured

2,000	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey	8/11 at 100.00	AAA	2,040,520
	City Medical Center, Series 2001, 4.800%, 8/01/21 - AMBAC Insured

15,600	New Jersey Economic Development Authority, Solid Waste Facilities Revenue Bonds, Bridgewater	No Opt. Call	N/R	9,117,576
	Resources Inc. Project, Series 1999B, 8.250%, 6/01/19 (Alternative Minimum Tax)#

675	New Jersey Economic Development Authority, Solid Waste Revenue Bonds, Bridgewater Resources Inc.	No Opt. Call	N/R	395,260
	Project, Series 2003C, 0.000%, 6/30/05#

4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	4,618,951
	Grants, Series 2002A, 5.500%, 9/15/13 - AMBAC Insured

4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A, 5.750%,	No Opt. Call	A+	4,567,320
	6/15/18

10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/07 at 102.00	AAA	10,966,700
	LLC, Sixth Series 1997, 5.900%, 12/01/17 (Alternative Minimum Tax) - MBIA Insured

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2002:
9,705	5.750%, 6/01/32	6/12 at 100.00	BBB	8,509,150
3,165	6.125%, 6/01/42	6/12 at 100.00	BBB	2,543,109

	New York - 18.4%

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	5,114,300
	5.250%, 12/01/26 - FSA Insured

	Nassau County, New York, General Obligations, Serial General Improvement Bonds, Series B:
4,005	5.250%, 6/01/19 (Pre-refunded to 6/01/09) - AMBAC Insured	6/09 at 102.00	AAA	4,494,812
7,005	5.250%, 6/01/20 (Pre-refunded to 6/01/09) - AMBAC Insured	6/09 at 102.00	AAA	7,861,712
7,005	5.250%, 6/01/21 - AMBAC Insured	6/09 at 102.00	AAA	7,602,316

2,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998E, 5.250%, 8/01/14 - AMBAC	2/08 at 101.00	AAA	2,159,920
	Insured

14,000	New York City, New York, General Obligation Bonds, Series 1998F, 5.375%, 8/01/19 - MBIA Insured	2/08 at 101.00	AAA	15,082,200

12,350	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/10 at 101.00	AA+***	13,960,317
	2000C, 5.500%, 11/01/29 (Pre-refunded to 5/01/10)

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/09 at 101.00	AA+***	11,381,900
	2000A, 5.750%, 8/15/24 (Pre-refunded to 8/15/09)

4,600	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/07 at 102.00	AAA	4,912,294
	Facilities, Series 1996E, 5.250%, 2/15/18 - AMBAC Insured

2,170	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership	7/07 at 102.00	AA	2,316,453
	Obligated Group - Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 - RAAI Insured

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1996B:
4,305	5.125%, 8/15/21 (Pre-refunded to 2/15/06) - MBIA Insured	2/06 at 100.00	AAA	4,601,270
165	5.125%, 8/15/21 - MBIA Insured	2/06 at 102.00	AAA	171,044

7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds, Wyckoff	2/08 at 101.50	AAA	7,965,000
	Heights Medical Center, Series 1998H, 5.300%, 8/15/21 - MBIA Insured

10,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds,	7/09 at 101.00	AAA	11,263,200
	City University System, Series 1999-1, 5.500%, 7/01/29 (Pre-refunded to 7/01/09) - FSA Insured

2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds,	1/08 at 102.00	AAA	2,216,700
	City University System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded to 1/01/08) - FSA Insured

7,500	New York State Urban Development Corporation, Correctional Facilities Revenue Bonds, Series 1995-6,	1/06 at 102.00	AAA	8,020,800
	5.375%, 1/01/25 (Pre-refunded to 1/01/06) - AMBAC Insured

	North Carolina - 0.5%

3,000	Wake County, North Carolina, General Obligation School Bonds, Series 2001B, 5.250%, 2/01/17	2/11 at 102.00	AAA	3,256,530

	Ohio - 4.4%

2,300	Amherst Exempted Village School District, Ohio, Unlimited Tax General Obligation School Improvement	12/11 at 100.00	Aaa	2,395,542
	Bonds, Series 2001, 5.125%, 12/01/21 - FGIC Insured

3,635	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/05 at 103.00	Aa	3,681,128
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

5,650	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	5,270,659
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

13,500	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	13,578,435
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

1,115	Warren County, Ohio, Special Assessment General Obligation Bonds, Waterstone Boulevard, Series	12/07 at 101.00	Aa2	1,214,068
	1997, 5.500%, 12/01/17

	Oregon - 0.4%

2,355	Portland, Oregon, Downtown Waterfront Urban Renewal and Redevelopment Bonds, Series 2000A,	6/10 at 101.00	Aaa	2,558,284
	5.500%, 6/15/20 - AMBAC Insured

	Pennsylvania - 5.0%

3,480	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny	11/10 at 102.00	B	3,905,012
	Health System, Series 2000B, 9.250%, 11/15/22

2,180	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	2,346,748
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

18,900	Philadelphia Airport System, Pennsylvania, Revenue Refunding Bonds, Series 1998A, 5.500%, 6/15/18	6/08 at 102.00	AAA	20,107,143
	(Alternative Minimum Tax) - FGIC Insured

3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,516,109
	8/01/16 - FGIC Insured

	Puerto Rico - 2.0%

12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%,	No Opt. Call	AA***	12,007,375
	12/01/23

	Rhode Island - 2.7%

2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 - RAAI	5/09 at 102.00	AA	2,251,521
	Insured

3,500	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building	4/10 at 101.00	Aaa	3,759,000
	Projects, Series 1999A, 5.750%, 4/01/29 - AMBAC Insured

12,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	10,161,360
	Series 2002A, 6.125%, 6/01/32

	Tennessee - 2.1%

5,260	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%,	3/10 at 101.00	AAA	5,738,923
	3/01/24 (Alternative Minimum Tax) - AMBAC Insured

2,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B, 5.125%,	3/11 at 100.00	AAA	2,455,022
	3/01/26 - FSA Insured

2,580	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-1, 6.375%, 7/01/25	7/10 at 101.00	AA	2,637,921
	(Alternative Minimum Tax)

1,475	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-2B, 6.250%, 1/01/20	7/10 at 100.00	AA	1,518,542
	(Alternative Minimum Tax)

	Texas - 14.4%

1,000	Alliance Airport Authority Inc., Texas, Special Facilities Revenue Bonds, American Airlines Inc.	12/04 at 100.00	CCC	686,780
	Project, Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

	Austin, Texas, Prior Lien Airport System Revenue Bonds, Series 1995A:
1,660	6.125%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/05) - MBIA Insured	11/05 at 102.00	AAA	1,776,200
8,340	6.125%, 11/15/25 (Alternative Minimum Tax) - MBIA Insured	11/05 at 102.00	AAA	8,888,021

2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	4/13 at 101.00	BBB	2,944,640
	Project, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)

4,675	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, Unlimited	2/09 at 100.00	AAA	5,265,219
	Tax School Building Bonds, Series 1999, 6.000%, 2/15/20 (Pre-refunded to 2/15/09)

	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and
	Refunding Bonds , Series 1999:
5,130	0.000%, 8/15/20	8/09 at 52.47	AAA	2,147,162
7,000	0.000%, 8/15/21	8/09 at 49.48	AAA	2,742,810
7,345	0.000%, 8/15/23	8/09 at 44.01	AAA	2,507,436
7,000	0.000%, 8/15/24	8/09 at 41.50	AAA	2,223,550
7,350	0.000%, 8/15/25	8/09 at 39.14	AAA	2,174,351
7,000	0.000%, 8/15/26	8/09 at 36.91	AAA	1,943,340

2,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding	11/05 at 100.00	CCC	1,906,260
	Bonds, American Airlines Inc., Series 2000B, 6.050%, 5/01/29 (Alternative Minimum Tax) (Mandatory
	put 11/01/05)

6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding	11/07 at 100.00	CCC	5,226,120
	Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Alternative Minimum Tax) (Mandatory
	put 11/01/07)

	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health,
	Series 1999A:
12,240	5.375%, 7/01/24 - MBIA Insured	7/09 at 101.00	AAA	12,585,780
11,000	5.375%, 7/01/29 - MBIA Insured	7/09 at 101.00	AAA	11,180,510

2,500	Jefferson County, Texas, Certificates of Obligation, Series 2000, 6.000%, 8/01/25 (Pre-refunded to	8/10 at 100.00	AAA	2,871,900
	8/01/10) - FSA Insured

4,245	Laredo Independent School District, Webb County, Texas, Unlimited Tax School Building Bonds, Series	8/09 at 100.00	AAA	4,371,077
	1999, 5.250%, 8/01/24

2,000	Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.300%, 3/15/26 - FGIC Insured	3/09 at 100.00	AAA	2,060,480

1,500	Port Arthur, Texas, Jefferson County, General Obligation Bonds, Series 1997, 5.000%, 2/15/21 -	2/07 at 100.00	AAA	1,531,230
	MBIA Insured

10,000	Tarrant County, Health Facilities Development Corporation, Texas Health Resources System	2/08 at 102.00	AAA	10,544,500
	Revenue Bonds, Series 1997A, 5.250%, 2/15/17 - MBIA Insured

	Utah - 0.6%

40	Utah Housing Finance Agency, Single Family Mortgage Senior Bonds, Federally Insured or Guaranteed	1/05 at 102.00	AAA	40,413
	Mortgage Loans, Series 1994F, 7.000%, 7/01/27 (Alternative Minimum Tax)

	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999C-2, Class II:
940	5.700%, 7/01/19 (Alternative Minimum Tax)	1/10 at 101.50	AAA	988,100
315	5.750%, 7/01/21 (Alternative Minimum Tax)	1/10 at 101.50	AA	329,578

345	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999D, 5.850%, 7/01/21	7/09 at 101.00	AA	353,339
	(Alternative Minimum Tax)

150	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21	7/09 at 101.50	Aa2	152,153
	(Alternative Minimum Tax)

1,705	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	7/10 at 100.00	AA-	1,759,202
	1/01/15 (Alternative Minimum Tax)

	Virginia - 1.4%

4,815	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds,	10/04 at 100.00	AAA	4,845,238
	Series 1994A, 5.500%, 10/01/24 (Alternative Minimum Tax) (Pre-refunded to 10/01/04) - MBIA Insured

3,395	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L.	11/09 at 102.00	N/R	3,309,140
	Clean Water, LLC Project, Series 1999, 7.250%, 11/01/24 (Alternative Minimum Tax)

	Washington - 10.9%

4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A,	7/13 at 100.00	Aaa	4,330,760
	5.500%, 7/01/17

	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
1,755	6.000%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	1,942,873
2,590	6.000%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	2,860,422

	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C:
875	6.000%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	968,669
1,260	6.000%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	1,391,557

9,760	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.625%, 1/01/21 -	1/11 at 101.00	AAA	10,655,382
	FSA Insured

7,530	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	7,082,944
	Series 2002, 6.500%, 6/01/26

11,605	Washington, Certificates of Participation, Washington State Convention and Trade Center, Series	7/09 at 100.00	AAA	12,458,200
	1999, 5.250%, 7/01/16 - MBIA Insured

3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 - FSA	No Opt. Call	AAA	1,735,803
	Insured

	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	Aa1	8,058,108
18,470	0.000%, 1/01/21	No Opt. Call	Aa1	7,899,804

4,800	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1997A,	7/07 at 102.00	AAA	5,146,272
	5.250%, 7/01/16 - FSA Insured

	Wisconsin - 6.4%

3,810	La Crosse, Wisconsin, Industrial Development Revenue Refunding Bonds, Dairyland Power Cooperative	12/08 at 102.00	AAA	4,140,594
	Project, Series 1997C, 5.550%, 2/01/15 - AMBAC Insured

4,180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Kenosha Hospital and Medical	5/09 at 101.00	A	4,187,773
	Center Inc. Project, Series 1999, 5.625%, 5/15/29

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development
	Inc. Project, Series 1999:
8,375	6.250%, 11/15/20	11/09 at 101.00	N/R	8,930,265
5,000	6.250%, 11/15/28	11/09 at 101.00	N/R	5,238,800

12,700	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	8/09 at 101.00	Aaa	13,148,560
	Corporation, Series 1999, 5.500%, 8/15/25 - AMBAC Insured

2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	2,085,530
	Inc., Series 2003A, 5.125%, 8/15/33

$915,645	Total Long-Term Investments (cost $826,646,652) - 147.8%			877,302,558

	Other Assets Less Liabilities - 1.9%			11,285,425

	Preferred Shares, at Liquidation Value - (49.7)%			(295,000,000)

	Net Assets Applicable to Common Shares - 100%			$593,587,983

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
#	Non-income producing security. In June 2003, Waste Solutions Group, Inc. (an entity formed for the benefit of Nuveen Dividend Advantage Municipal Fund (NAD) which owns various interests in the
Bridgewater Resources Inc. project) took possession of 45% of the Bridgewater Resources Inc. assets on behalf of the Fund. Bridgewater Resources Inc. emerged from bankruptcy in June 2003. NAD, via
Waste Solutions Group Inc., has agreed to allow debt service reserve monies to be used for capital expenses, and has also agreed to a debt service moratorium until December 2005. Nuveen Advisory
Corp. will continue to actively monitor the Bridgewater Resources, Inc. project, and to cause NAD and
Waste Solutions Group Inc. to act in what it believes is in the best interests of fund shareholders.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing gains and losses on security transactions.

At July 31, 2004, the cost of investments was $825,880,716.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 63,943,254
	Depreciation	(12,521,412)

	Net unrealized appreciation of investments	$ 51,421,842

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.